Segment Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment Information

 NOTE 3   SEGMENT INFORMATION

The Company has four reportable operating segments: Nutrien Ag Solutions (“Retail”), Potash, Nitrogen and Phosphate. The Retail segment distributes crop nutrients, crop protection products, seed and merchandise, and it provides services directly to growers through a network of farm centers in North America, South America and Australia. The Potash, Nitrogen and Phosphate segments are differentiated by the chemical nutrient contained in the products that each produce.

The Executive Leadership Team (“ELT”), comprised of officers at the Executive Vice President level and above, is the Chief Operating Decision Maker (“CODM”). In 2020, the CODM changed the measure used to evaluate the performance of our operating segments from net earnings (loss) before finance costs, income taxes, and depreciation and amortization (“EBITDA”) to adjusted EBITDA. The CODM considers adjusted EBITDA to be a more meaningful measure because it is not impacted by long-term investment and financing decisions, but rather focuses on the performance of our day-to-day operations. In addition, it provides a better indication of the segment’s performance compared to EBITDA as it excludes the impact of impairments and other costs that are centrally managed by our corporate function. Due to the change in the measurement of the segments, we have presented adjusted EBITDA for the comparative period.

We determine the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM. We allocate certain expenses across segments based on reasonable considerations such as production capacities or historical trends.

Financial information on each of these segments is summarized in the following tables:

						Corporate
2020		Retail	Potash	Nitrogen	Phosphate	and Others	Eliminations	Consolidated
Sales	– third party	14,748	2,265	2,572	1,241	82	-	20,908
	– intersegment	37	248	628	202	-	(1,115)	-
Sales	– total	14,785	2,513	3,200	1,443	82	(1,115)	20,908
Freight, transportation and distribution		-	367	460	241	-	(213)	855
Net sales		14,785	2,146	2,740	1,202	82	(902)	20,053
Cost of goods sold		11,049	1,183	2,265	1,166	74	(923)	14,814
Gross margin		3,736	963	475	36	8	21	5,239
Selling expenses		2,795	9	27	6	(24)	-	2,813
General and administrative expenses		135	7	8	10	269	-	429
Provincial mining and other taxes		-	201	1	-	2	-	204
Share-based compensation expense		-	-	-	-	69	-	69
Impairment of assets (Note 13)		-	23	27	769	5	-	824
Other expenses (income)		44	8	(288)	6	228	-	(2)
Earnings (loss) before finance costs and income taxes		762	715	700	(755)	(541)	21	902
Depreciation and amortization		668	452	599	218	52	-	1,989
EBITDA		1,430	1,167	1,299	(537)	(489)	21	2,891
Acquisition and integration related costs		-	-	4	-	56	-	60
Share-based compensation expense		-	-	-	-	69	-	69
Impairment of assets (Note 13)		-	23	27	769	5	-	824
COVID-19 related expenses		-	-	-	-	48	-	48
Foreign exchange loss, net of related derivatives		-	-	-	-	19	-	19
Loss on disposal of business		-	-	-	-	6	-	6
Net gain on disposal of investment in MOPCO (Note 15)		-	-	(250)	-	-	-	(250)
Adjusted EBITDA		1,430	1,190	1,080	232	(286)	21	3,667
Assets		20,526	12,032	10,612	1,462	2,983	(423)	47,192

						Corporate
2019		Retail	Potash	Nitrogen	Phosphate	and Others	Eliminations	Consolidated
Sales	– third party	13,244	2,702	2,608	1,397	133	-	20,084
	– intersegment	38	207	612	203	-	(1,060)	-
Sales	– total	13,282	2,909	3,220	1,600	133	(1,060)	20,084
Freight, transportation and distribution		-	305	372	232	-	(141)	768
Net sales		13,282	2,604	2,848	1,368	133	(919)	19,316
Cost of goods sold		9,981	1,103	2,148	1,373	133	(924)	13,814
Gross margin		3,301	1,501	700	(5)	-	5	5,502
Selling expenses		2,484	9	25	5	(18)	-	2,505
General and administrative expenses		112	6	15	7	264	-	404
Provincial mining and other taxes		-	287	2	1	2	-	292
Share-based compensation expense		-	-	-	-	104	-	104
Impairment of assets (Note 13 and 14)		-	-	-	-	120	-	120
Other expenses (income)		69	(4)	(46)	25	171	-	215
Earnings (loss) before finance costs and income taxes		636	1,203	704	(43)	(643)	5	1,862
Depreciation and amortization		595	390	535	237	42	-	1,799
EBITDA		1,231	1,593	1,239	194	(601)	5	3,661
Merger and related costs		-	-	-	-	82	-	82
Acquisition and integration related costs		-	-	-	-	16	-	16
Share-based compensation expense		-	-	-	-	104	-	104
Impairment of assets (Note 13 and 14)		-	-	-	-	120	-	120
Foreign exchange loss, net of related derivatives		-	-	-	-	42	-	42
Adjusted EBITDA		1,231	1,593	1,239	194	(237)	5	4,025
Assets		19,990	11,696	10,991	2,198	2,129	(205)	46,799

Our Retail segment primarily generates revenue from sales of the following:

Crop nutrients	Dry and liquid macronutrient products including potash, nitrogen and phosphate, proprietary liquid micronutrient products and nutrient application services.
Crop protection products	Various third-party supplier and proprietary products designed to maintain crop quality and manage plant diseases, weeds, and other pests.
Seed	Various third-party supplier seed brands and proprietary seed product lines.
Merchandise	Fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products.
Nutrien Financial	Financing solutions provided to Retail branches and customers in support of Nutrien’s agricultural product and service sales.
Services and other revenues	Product application, soil and leaf testing, crop scouting and precision agriculture services, water services and livestock marketing.

Our Potash, Nitrogen and Phosphate segments generate revenue from sales of the following products:

	Products	Sales prices impacted by
Potash	North American – primarily granular Offshore (international) – primarily granular and standard
  North American prices referenced at delivered prices (including transportation and distribution costs)
  International prices pursuant to term and spot contract prices (excluding transportation and distribution costs)

Nitrogen	Ammonia, urea, urea ammonium nitrate, industrial grade ammonium nitrate and ammonium sulfate	Global energy costs and supply
Phosphate	Solid fertilizer, liquid fertilizer, industrial products and feed products	Global prices and supplies of ammonia and sulfur

Revenue reported under our Corporate and Others segment primarily relates to our non-core Canadian business, which was sold in 2020.

Presented below is revenue from contracts with customers disaggregated by product line or geographic location for each reportable segment.

	2020	2019
Retail sales by product line
Crop nutrients	5,200	4,989
Crop protection products	5,602	4,983
Seed	1,790	1,712
Merchandise	943	598
Nutrien Financial	129	-
Services and other	1,241	1,000
Nutrien Financial elimination [1]	(120)	-
	14,785	13,282
Potash sales by geography
Manufactured product
North America	1,275	1,283
Offshore [2]	1,238	1,625
Other potash and purchased products	-	1
	2,513	2,909
Nitrogen sales by product line
Manufactured product
Ammonia	779	884
Urea	1,040	1,019
Solutions, nitrates and sulfates	816	812
Other nitrogen and purchased products	565	505
	3,200	3,220
Phosphate sales by product line
Manufactured product
Fertilizer	838	944
Industrial and feed	454	475
Other phosphate and purchased products	151	181
	1,443	1,600
1 Represents elimination for the interest and service fees charged by Nutrien Financial to Retail branches.
2 Relates to Canpotex (Note 28).

Financial information by geographic area is summarized in the following tables:

	Sales - Third Party				Non-Current Assets [1]
	2020		2019		2020	2019
United States	12,373		12,561		15,268	15,685
Canada	2,565		2,504		17,435	17,503
Australia	3,231		1,961		1,305	1,172
Canpotex (Note 28)	1,238		1,625		-	-
Trinidad	101		113		644	691
Other	1,400	[2]	1,320	[2]	564	639
	20,908		20,084		35,216	35,690
1 Excludes financial instruments (other than equity-accounted investees), deferred tax assets and post-employment benefit assets.
2 Other third-party sales primarily relate to Argentina of $372 (2019 – $404), Brazil of $284 (2019 – $109), Europe of $183 (2019 – $210), and Others of $561 (2019 – $597).

Canpotex sales volumes by geographical area were as follows:

Canpotex Sales by market (%)	2020	2019
Latin America	32	31
China	22	22
India	14	10
Other Asian markets	25	27
Other markets	7	10